Net Loss Per Share - Additional Information (Detail) - $ / shares		11 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of shares Contingently Issuable shares under earnout arrangement			3,059,273
Weighted-average common shares outstanding - Basic	[1]	23,337,127	102,300,852
Weighted-average common shares outstanding - Diluted	[1]	23,337,127	102,300,852
Warrant [Member]
Exercise price common stock of warrants or rights outstanding		$ 0.01	$ 0.01	$ 0.01
Weighted-average common shares outstanding - Basic			2,541,856	5,116,058
Weighted-average common shares outstanding - Diluted			2,541,856	5,116,058

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.